Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Growth Portfolio
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Investors using a Portfolio to fund a Separate Account will pay certain fees and expenses in connection with the Portfolio, which are estimated in the table below. Each Portfolio pays annual operating expenses from its assets, so their effect is included in the Portfolio’s share price. These figures do not reflect any fees or charges imposed by any Insurance Company or Qualified Plan. Separate Account Owners and Plan Participants should refer to the Insurance Company’s prospectus or plan document, as applicable, for information on those fees or charges.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The fees and expenses are not used to calculate the Portfolio’s net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The example does not reflect any insurance product fees or any additional expenses that participants in a qualified plan may bear relating to the operations of their plan. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Strategic Growth Portfolio normally will invest at least 75% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund

Small Cap Value Fund	2 – 10%
Large/Mid Cap Value Fund	10 – 20%
Large/Mid Cap Growth Fund	10 – 20%
Aggressive Growth Fund	2 – 10%
High Yield Bond Fund	6 – 18%
International Fund	10 – 20%
Israel Common Values Fund	0 – 10%
Emerging Markets Fund	0 – 10%
Defensive Strategies Fund	10 – 30%
Growth & Income Fund	5 – 20%

The Strategic Growth Portfolio will normally invest its remaining cash, if any, in the Fidelity Select Money Market Portfolio.

		The Advisor determines the specific asset allocation program. On each day that the Portfolio is open for business, the Advisor reviews the asset allocation program and reallocates, as necessary, for any new moneys invested in the Portfolio. In order to achieve its investment objective, the Portfolio typically allocates its assets within the predetermined percentage ranges. Even so, the Portfolio may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which the Portfolio will normally invest in the particular market segment represented by each underlying Traditional Fund, and the varying degrees of potential investment risk and reward represented by the Portfolio’s investments in those market segments and their corresponding Traditional Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of the Portfolio will be allocated among the Traditional Funds in accordance with its investment objective, the Advisor’s outlook for the economy and the financial markets, and the relative market valuations of the Traditional Funds. The Advisor also reallocates the Portfolio’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  General Risk | As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Portfolio Risk | The Portfolio is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Portfolio invests:
  Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in underlying funds holding Commodity ETFs, the Portfolio assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the risks include missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible an underlying Fund’s entire ETF investment could be lost. Also, ETF’s have expenses associated with them, and although indirect, these expenses may cause the Portfolio’s return to be lower.
  Country-Specific Risk: One underlying fund invests in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Portfolio’s investments in a foreign country.
  Credit Risk: If investment grade bonds are downgraded in credit rating or go into default, the result could be a loss of value, and the Portfolio could lose money. The degree of risk for a particular security may or may not be reflected in its credit rating. Bonds that are unrated, or rated BBB by Standard & Poor’s at the time of purchase, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities. High yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities. Unrated bonds or bonds rated BB or lower by Standard & Poor’s at the time of purchase (“junk” bonds) are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.
  Currency Risk: Securities represented by ADRs are foreign stocks denominated in non-U.S. currency, and there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities. For securities that are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the investments in foreign securities.
  Emerging Market Risk: Investments in the securities of emerging countries may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies and investments in a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect investments in emerging foreign countries.
  Equity Market Risk: Overall, stock market risks may affect the value of the Portfolio. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.
  Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors indirectly bear fees and expenses charged by the underlying ETFs in addition to the Portfolio’s direct fees and expenses. There are also brokerage costs incurred when purchasing ETFs. In addition, losses of the underlying ETF and the level of risk arising from the investment practices of an underlying ETF may impact returns.
  Excluded Security Risk: Because the underlying Funds do not invest in Excluded Securities (including certain REITs) , and will divest themselves of securities that are subsequently discovered to be ineligible, the Portfolio may be riskier than similar funds that invest in underlying funds that invest in broader arrays of securities.
  Fixed Income Risk: Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, fixed income securities generally will decline, and those securities with longer terms generally will decline more. Your investment will decline in value if the value of fixed income securities decrease. There is a risk that issuers and counterparties will not make payments on fixed income securities and repurchase agreements. Such defaults could result in losses to the Portfolio.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments and may experience more rapid and extreme changes in value than investments solely in securities of U.S. companies. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Underlying Funds owning foreign securities could cause the Portfolio’s performance to fluctuate more than if it held only U.S. securities.
  General Risk: As with most other mutual funds, you can lose money by investing in this Portfolio. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.
  Growth Risk: Some underlying Funds invest in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If a portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  High Portfolio Turnover Risk: Higher portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance.
  High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect an underlying Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk: When interest rates rise, bond prices fall; the higher an underlying Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the underlying Fund is to interest rate risk.
  Investing In Other Funds Risk: The Portfolio invests in the securities of other investment companies. To the extent that the Portfolio invests in other mutual funds, exchange traded funds and other commingled funds, it will indirectly bear the expenses of those funds, which will cause the Portfolio’s return to be lower.
  Issuer-Specific Risk: The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Management Risk: An Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which an underlying Fund invests may prove to be incorrect. The Portfolio may experience losses regardless of the overall performance of the market.
  Mid-Sized Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if an underlying Fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Municipal Securities Risk: The power or ability of an issuer to make principal and interest payments on municipal securities may be materially adversely affected by economic conditions, litigation or other factors. An underlying Fund’s right to receive principal and interest payments may be subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, as wells as laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal and/or interest or imposing other constraints upon the enforcement of such obligations. In addition, substantial changes in federal income tax laws could cause municipal security prices to decline because the demand for municipal securities is strongly influenced by the value of tax exempt income to investors.
  Non-Diversification Risk: Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Portfolio’s investments were more widely distributed.
  Real Estate Investment Trust Risk: To the extent underlying Funds invest in real estate investment trusts, the Portfolio is subject to risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by underlying Funds, the more sensitive the Portfolio is to interest rate risks. The underlying Funds are also subject to credit risk; the Portfolio could lose money if mortgagors default on mortgages held in the REITs.
  Sector Risk: If certain industry sectors or types of securities don’t perform as well as the managers of the underlying Funds expect, the Portfolio’s performance could suffer.
  Small Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. Because micro-cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.
  Sovereign Debt Risk: The underlying Funds may invest in sovereign debt obligations. Investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the underlying Funds’ net asset values, may be more volatile than prices of U.S. debt obligations.
  Stock Market Risk: The Portfolio is predominately an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields.
  Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
Who Should Buy This Portfolio

		The Strategic Growth Portfolio is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in the Strategic Growth Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: Because the underlying Funds may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on a Fund than if the Portfolio’s investments were more widely distributed.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Although past performance of the Portfolio is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Portfolio because it demonstrates how the Portfolio’s returns have varied over time. The bar chart shows changes in the Portfolio’s returns for the last ten years. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index. The performance information in this prospectus does not reflect charges associated with the Separate Accounts, variable contracts, or Qualified Plans that an investor in the Portfolio may pay.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Portfolio’s returns for the last ten years. The performance table shows how the Portfolio’s average annual total returns compare over time to the returns of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The DJ Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Portfolio is no guarantee of how it will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Portfolio Shares (for calendar years ending on December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s total return for the most recent quarter ended March 31, 2014 was 18.15%.

Best Quarter	Worst Quarter
Jun-09	Dec-08
16.67%	-24.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2013)
Timothy Strategic Variable | Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[1],[2]
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.32%	[1]
Acquired Funds’ Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.63%	[1],[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.05%	[1]
1 Year	rr_ExpenseExampleYear01	$ 208
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	$ 2,379
2004	rr_AnnualReturn2004	8.12%
2005	rr_AnnualReturn2005	5.89%
2006	rr_AnnualReturn2006	9.83%
2007	rr_AnnualReturn2007	10.14%
2008	rr_AnnualReturn2008	(39.55%)
2009	rr_AnnualReturn2009	29.48%
2010	rr_AnnualReturn2010	15.37%
2011	rr_AnnualReturn2011	(3.70%)
2012	rr_AnnualReturn2012	11.42%
2013	rr_AnnualReturn2013	18.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Portfolio’s total return for the most recent quarter ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.48%)
1 Year	rr_AverageAnnualReturnYear01	18.15%
5 Year	rr_AverageAnnualReturnYear05	13.62%
10 Year	rr_AverageAnnualReturnYear10	4.72%
Timothy Strategic Variable | Return after taxes on distributions | Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.83%	[4]
5 Year	rr_AverageAnnualReturnYear05	13.30%	[4]
10 Year	rr_AverageAnnualReturnYear10	4.04%	[4]
Timothy Strategic Variable | Return after taxes on distributions and sale of shares | Timothy Strategic Variable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.26%	[4]
5 Year	rr_AverageAnnualReturnYear05	10.79%	[4]
10 Year	rr_AverageAnnualReturnYear10	3.65%	[4]
Timothy Strategic Variable | DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.72%	[5]
5 Year	rr_AverageAnnualReturnYear05	15.46%	[5]
10 Year	rr_AverageAnnualReturnYear10	8.07%	[5]

[1]	The annual operating expenses of the Portfolio as shown in the table above are as of the Portfolio's fiscal year ended December 31, 2013.
[2]	Management Fees are 0.10% of the average daily net assets of the Portfolio which is paid to the Portfolio's Advisor, Timothy Partners. Ltd.
[3]	Fees and expenses of Acquired Funds represent the pro rata expense indirectly incurred by the Portfolio as a result of investing in the Timothy Plan Traditional Funds that have their own expenses. The fees and expenses are not used to calculate the Portfolio's net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the Financial Highlights sections of this prospectus.
[4]	Strategic Growth Portfolio commenced investment operations May 1, 2002.
[5]	The DJ Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.